Consolidated Statements of Comprehensive (Loss) Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Partners Capital [Abstract]
Net (loss) income	$ (110)	$ (83)	$ 167
Other comprehensive (loss) income:
Foreign currency translation adjustments and other	56	(132)	13
Postemployment benefits:
Net unrealized postemployment benefits (costs) credits arising during year	(211)	(121)	81
Reclassification of net postemployment benefits (credits) costs included in net (loss) income during year	(29)	8	(16)
Income taxes	27	1
Postemployment benefits, net of tax	(213)	(112)	65
Hedge instruments:
Net unrealized hedging gains (losses) arising during year	1	(32)	(41)
Reclassification of net hedging losses included in net (loss) income during year	47	34	28
Income taxes	(2)	3
Hedge instruments, net of tax	46	5	(13)
Other comprehensive (loss) income, net of tax	(111)	(239)	65
Comprehensive (loss) income	(221)	(322)	232
Less comprehensive income attributable to noncontrolling interests	(7)	(2)	(5)
Comprehensive (loss) income attributable to Federal-Mogul	$ (228)	$ (324)	$ 227